Submission	Oct. 13, 2026
Submission [Line Items]
Central Index Key	0001301483
Registrant Name	Alpha Core Strategies Fund
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES